CONCENTRATIONS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2025
Concentration Risk [Line Items]
Cash, FDIC insured amount	$ 250,000
Cash	1,334,000	$ 643,000	$ 1,100,000
Revenues	66,434,000	60,824,000
Three Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 48,288,000	$ 47,178,000
Concentration risk, percentage	73.00%	78.00%
One Supplier [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	27.00%
Purchase	$ 15,901,000	$ 12,437,000